Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Revenue	$ 915		$ 401		$ 2,079	$ 1,267	$ 3,533	$ (782)
Expenses:
Cost of product revenues	54		60		98	102	211	199
Research and development	8,499		5,029		16,753	8,503	21,945	12,890
Selling, general and administrative	5,318		2,946		9,729	5,424	14,034	7,928
Total expenses	13,871		8,035		26,580	14,029	36,190	21,017
Loss from operations	(12,956)		(7,634)		(24,501)	(12,762)	(32,657)	(21,799)
Other income (expense):
Interest income (expense), net	941		(246)		1,826	(482)	50	(927)
Gain (loss) on fair value adjustment of warrant liability			(1,015)		(294)	(1,160)	(1,350)	699
Loss on debt extinguishment			(682)			(682)	(682)
(Loss) gain on fair value of strategic investments	(31)		1,730		(17)	1,510	1,031	(987)
Total other income (expense)	910		(213)		1,515	(814)	(951)	(1,215)
Net loss	$ (12,046)	$ (10,940)	$ (7,847)	$ (5,729)	$ (22,986)	$ (13,576)	$ (33,608)	$ (23,014)
Net loss per share
Basic (in Dollars per share)	$ (0.35)		$ (0.77)		$ (0.74)	$ (0.74)	$ (2.24)	$ (2.61)
Diluted (in Dollars per share)	$ (0.35)		$ (0.77)		$ (0.74)	$ (0.74)	$ (2.24)	$ (2.61)
Weighted-average shares used in computing net loss per share, basic (in Shares)	34,613,466		10,138,169		31,228,323	18,446,239	14,988,584	8,818,115
Weighted-average shares used in computing net loss per share, diluted (in Shares)	34,613,466		10,138,169		31,228,323	18,446,239	14,988,584	8,818,115
Comprehensive loss
Net loss	$ (12,046)	(10,940)	$ (7,847)	$ (5,729)	$ (22,986)	$ (13,576)	$ (33,608)	$ (23,014)
Unrealized gain (loss) on marketable securities	(61)	$ (27)			(88)		(8)	2
Comprehensive loss	(12,107)		(7,847)		(23,074)	(13,576)	(33,616)	(23,012)
Partnership revenue
Revenue:
Revenue	728		229		1,747	945	2,862	(1,475)
Product revenue
Revenue:
Revenue	$ 187		$ 172		$ 332	$ 322	$ 671	$ 693